Provisions	12 Months Ended
Dec. 31, 2025
Information
Provisions

32.Provisions

Non-current provisions:

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2025	305,990	2,205,539	2,511,529
Provisions recognized	261,593	101,538	363,131
Payments	—	(69,346)	(69,346)
Unwinding of discount	—	289,827	289,827
Transfers to current provisions	(126,218)	—	(126,218)
Remeasurements	—	404,853	404,853
Effect of changes in exchange rates	—	122,187	122,187
Inflation adjustment	(84,957)	(588,930)	(673,887)
Balance at 31 December 2025	356,408	2,465,668	2,822,076

32.Provisions (continued)

Non-current provisions: (continued)

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2024	209,008	2,397,858	2,606,866
Provisions recognized	292,190	25,041	317,231
Payments	—	(34,732)	(34,732)
Unwinding of discount	—	368,840	368,840
Transfers to current provisions	(108,794)	—	(108,794)
Remeasurements	—	231,131	231,131
Effect of changes in exchange rates	—	25,805	25,805
Inflation adjustment	(86,414)	(808,404)	(894,818)
Balance at 31 December 2024	305,990	2,205,539	2,511,529

Provision for legal claims is recognized for the probable cash outflows related to legal disputes. Refer to Note 37.

The Group is required to incur certain costs in respect of a liability to dismantle and remove assets and to restore sites on which the assets were located. The dismantling costs are calculated according to best estimate of future expected payments discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Current provisions:

	Legal claims (**)	Bonus (*)	Total
Balance at 1 January 2025	422,526	5,664,436	6,086,962
Provisions recognized	116,443	6,606,426	6,722,869
Payments	(91,738)	(5,466,606)	(5,558,344)
Transfers from non-current provisions	126,218	—	126,218
Effect of changes in exchange rates	29	38,158	38,187
Inflation adjustment	(113,924)	(1,446,528)	(1,560,452)
Balance at 31 December 2025	459,554	5,395,886	5,855,440

	Legal claims (**)	Bonus (*)	Total
Balance at 1 January 2024	850,280	2,883,116	3,733,396
Provisions recognized	(38,692)	7,260,231	7,221,539
Payments	(259,381)	(3,094,880)	(3,354,261)
Transfers from non - current provisions	108,794	—	108,794
Effect of changes in exchange rates	—	5,710	5,710
Inflation adjustment	(238,475)	(1,389,741)	(1,628,216)
Balance at 31 December 2024	422,526	5,664,436	6,086,962
(*)	Includes share-based payment (Note 29).
(**)	Refer to Note 37.